UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


         Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     L.A.R.C. Capital, L.L.C.

Address:  126 East 56th Street
          New York, NY 10022

13F File Number: 028-11478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Phillipe P. Laffont
Title:  Investment Manager
Phone:  (212) 715-5100


Signature, Place and Date of Signing:


/s/ Phillipe Laffont               New York, NY                  2/14/06
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 41

Form 13F Information Table Value Total: $548,534
                                       (thousands)


List of Other Included Managers: None

                                               FORM 13F INFORMATION TABLE


COLUMN 1                         COLUMN  2       COLUMN 3     COLUMN 4    COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                 TITLE                       VALUE    SHRS OR   SH/ PUT/  INVSTMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS        CUSIP       (X$1000) PRN AMT   PRN CALL  DISCRTN   MGRS   SOLE         SHARED  NONE
--------------                   --------        -----       -------- -------   --- ----  -------   ----   ----         ------  ----
ADVANCED ANALOGIC TECHNOLOGI     COM             00752J108    6,033     435,592 SH        Sole               435,592     0      0
AKAMAI TECHNOLOGIES INC          COM             00971T101   23,670   1,187,681 SH        Sole             1,187,681     0      0
AMDOCS LTD                       ORD             G02602103    7,794     283,400 SH        Sole               283,400     0      0
AMERICA MOVIL SA DE CV           SPON ADR L SHS  02364W105   38,818   1,326,650 SH        Sole             1,326,650     0      0
AMERICAN REPROGRAPHICS CO        COM             029263100    1,230      48,400 SH        Sole                48,400     0      0
AMERICAN TOWER CORP              CL A            029912201   49,832   1,838,826 SH        Sole             1,838,826     0      0
AUDIBLE INC                      COM NEW         05069A302    1,284     100,000 SH        Sole               100,000     0      0
BROADCOM CORP                    CL A            111320107   23,709     502,843 SH        Sole               502,843     0      0
CONVERA CORP                     CL A            211919105    1,584     160,000 SH        Sole               160,000     0      0
CROWN CASTLE INTL CORP           COM             228227104   27,831   1,034,223 SH        Sole             1,034,223     0      0
CTRIP.COM INTL LTD               ADR             22943F100   32,634     565,083 SH        Sole               565,083     0      0
DIGITAL INSIGHT CORP             COM             25385P106    6,724     210,000 SH        Sole               210,000     0      0
DOBSON COMMUNICATIONS CORP       CL A            256069105   12,054   1,607,183 SH        Sole             1,607,183     0      0
DYNAMIC MATLS CORP               COM             267888105    3,002     100,000 SH        Sole               100,000     0      0
ELECTRONIC ARTS INC              COM             285512109    8,443     161,404 SH        Sole               161,404     0      0
ENDWAVE CORP                     COM NEW         29264A206      296      25,118 SH        Sole                25,118     0      0
FALCONSTOR SOFTWARE INC          COM             306137100      721      97,531 SH        Sole                97,531     0      0
GLOBAL SIGNAL INC                COM             37944Q103   14,958     346,567 SH        Sole               346,567     0      0
GOOGLE, INC.                     CL A            38259P508   56,553     136,318 SH        Sole               136,318     0      0
GREENFIELD ONLINE INC            COM             395150105      749     127,877 SH        Sole               127,877     0      0
HANSEN NAT CORP                  COM             411310105   11,822     150,000 SH        Sole               150,000     0      0
INPHONIC INC                     COM             45772G105    1,286     147,930 SH        Sole               147,930     0      0
LEVEL 3 COMMUNICATIONS INC       COM             52729N100    3,649   1,271,557 SH        Sole             1,271,557     0      0
MAGMA DESIGN AUTOMATION          COM             559181102   21,288   2,531,255 SH        Sole             2,531,255     0      0
MARCHEX INC                      CL B            56624R108    1,237      55,000 SH        Sole                55,000     0      0
MERCURY INTERACTIVE CORP         COM             589405109   24,828     893,409 SH        Sole               893,409     0      0
MICROSTRATEGY INC                CL A NEW        594972408   12,814     155,000 SH        Sole               155,000     0      0
MONOLITHIC PWR SYS INC           COM             609839105   28,801   1,921,380 SH        Sole             1,921,380     0      0
NEOWARE SYS INC                  COM             64065P102   12,021     515,944 SH        Sole               515,944     0      0
NET 1 UEPS TECHNOLOGIES INC      COM NEW         64107N206    7,109     246,400 SH        Sole               246,400     0      0
NUTRI SYS INC NEW                COM             67069D108    7,204     200,000 SH        Sole               200,000     0      0
OPEN TEXT CORP                   COM             683715106    1,146      81,224 SH        Sole                81,224     0      0
OPTIMAL GROUP INC                CL A NEW        68388R208    4,155     205,100 SH        Sole               205,100     0      0
P.T. TELEKOMUNIKASI INDONESIA    SPONSORED ADR   715684106   21,264     891,200 SH        Sole               891,200     0      0
RIGHTNOW TECHNOLOGIES INC        COM             76657R106    7,072     383,100 SH        Sole               383,100     0      0
RURAL CELLULAR CORP              CL A            781904107   11,363     778,305 SH        Sole               778,305     0      0
SANDISK CORP                     COM             80004C101   31,847     506,949 SH        Sole               506,949     0      0
SYNAPTICS INC                    COM             87157D109   11,781     476,576 SH        Sole               476,576     0      0
TESSERA TECHNOLOGIES INC         COM             88164L100    6,949     268,814 SH        Sole               268,814     0      0
TTM TECHNOLOGIES  INC            COM             87305R109    1,231     130,939 SH        Sole               130,939     0      0
WEBEX COMMUNICATIONS INC         COM             94767L109    1,750      80,900 SH        Sole                80,900     0      0


02984.0001 #641242